CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) vessel contract	Dec. 31, 2021 USD ($) contract tanker vessel	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Interest costs capitalized	$ 2.7	$ 0.4	$ 0.0
Newbuild vessel deposit		$ 11.0
Number of Suezmax tankers | tanker		2
Construction in progress
Property, Plant and Equipment [Line Items]
Number of vessels committed to vessel upgrades | vessel	2	3
Newbuilding Vessels
Property, Plant and Equipment [Line Items]
Number of newbuilding contracts | contract	4	4
Interest costs capitalized	$ 2.7	$ 0.4	$ 0.0